Income Tax - Schedule of Company’s Roll Forward of the Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Company’s Roll Forward of the Valuation Allowance [Abstract]
Balance at the beginning of the fiscal year	$ (9,559)	$ (7,850)	$ (4,433)
Additions (charged) credited to expenses)	(3,575)	(1,709)	(3,417)
Balance at the end of the fiscal year	$ (13,134)	$ (9,559)	$ (7,850)